SGI Enhanced Global Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Aerospace/Defense - 1.7%
Lockheed Martin Corp.	2,874	$ 1,524,514
Thales SA - ADR	1,231	69,022
		1,593,536

Agriculture - 0.4%
Bunge Global SA	1,871	230,694
Wilmar International Ltd. - ADR	4,778	134,549
		365,243

Apparel - 0.2%
Tapestry, Inc.	1,065	154,915

Auto Manufacturers - 2.5%
Cummins, Inc.	1,048	677,668
Ford Motor Co.	17,279	301,346
Honda Motor Co. Ltd. - ADR	8,801	237,539
Mercedes-Benz Group AG - ADR	9,575	144,774
Toyota Motor Corp. - ADR	757	143,792
Volkswagen AG - ADR	11,954	130,060
Volvo AB - ADR	20,822	728,978
		2,364,157

Auto Parts & Equipment - 2.5%
Magna International, Inc.	36,234	2,346,514

Banks - 20.9%
Banco Bilbao Vizcaya Argentaria SA - ADR	101,974	2,385,172
Bank Hapoalim BM - ADR	2,486	324,647
Bank of America Corp.	27,314	1,409,402
Bank of China Ltd. - ADR	27,014	447,622
BNP Paribas SA - ADR	17,956	965,135
Canadian Imperial Bank of Commerce	2,043	222,156
China Construction Bank Corp. - ADR	20,311	439,327
China Merchants Bank Co. Ltd. - ADR	5,587	167,666
Citigroup, Inc.	8,948	1,126,553
Commerzbank AG - ADR	5,097	219,120
Credit Agricole SA - ADR	52,618	503,028
Danske Bank AS - ADR	5,452	143,851
DBS Group Holdings Ltd. - ADR	3,869	758,788
Deutsche Bank AG	43,153	1,393,842
HSBC Holdings PLC - ADR	5,432	509,196
ING Groep NV - ADR	15,841	490,121
Intesa Sanpaolo SpA - ADR	32,165	1,300,109
Itau Unibanco Holding SA - ADR	17,475	137,703
JPMorgan Chase & Co.	8,163	2,443,267
KBC Group NV - ADR	4,596	304,117
NatWest Group PLC - ADR (a)	31,066	498,299
Royal Bank of Canada	4,180	792,235
Toronto-Dominion Bank	3,739	424,676
UBS Group AG	12,234	575,977
UniCredit SpA - ADR	45,635	1,954,547
		19,936,556

Beverages - 2.5%
Coca-Cola Co.	7,965	629,315
PepsiCo, Inc.	12,471	1,798,193
		2,427,508

Biotechnology - 0.6%
Amgen, Inc.	1,213	408,526
Gilead Sciences, Inc.	1,423	191,294
		599,820

Commercial Services - 0.8%
Automatic Data Processing, Inc.	3,498	775,996

Computers - 1.1%
Accenture PLC - Class A	5,845	1,093,424

Cosmetics/Personal Care - 3.1%
Colgate-Palmolive Co.	20,686	1,864,429
Estee Lauder Cos., Inc. - Class A	2,856	254,041
Procter & Gamble Co.	5,471	785,417
		2,903,887

Diversified Financial Services - 1.9%
Hong Kong Exchanges & Clearing Ltd. - ADR	7,776	397,276
KB Financial Group, Inc. - ADR	6,918	701,762
Nomura Holdings, Inc. - ADR	83,546	677,558
		1,776,596

Electric - 4.6%
CMS Energy Corp.	898	65,168
DTE Energy Co.	6,664	952,086
E.ON SE - ADR	6,439	136,406
Enel SpA - ADR	77,200	864,640
Evergy, Inc.	18,615	1,527,174
National Grid PLC - ADR	8,591	700,424
Public Service Enterprise Group, Inc.	1,844	145,031
		4,390,929

Electronics - 2.7%
Garmin Ltd.	1,159	271,113
Honeywell International, Inc.	1,349	320,873
Murata Manufacturing Co. Ltd. - ADR	24,452	775,128
TD SYNNEX Corp.	2,015	526,479
TDK Corp. - ADR	25,384	657,700
		2,551,293

Engineering & Construction - 0.6%
Aena SME SA - ADR	11,328	162,557
Vinci SA - ADR	11,479	416,343
		578,900

Food - 1.4%
Carrefour SA - ADR	34,877	128,347
General Mills, Inc.	4,234	143,152
Sysco Corp.	14,424	1,093,483

		1,364,982

Forest Products & Paper - 0.2%
UPM-Kymmene Oyj - ADR	6,661	194,035

Gas - 0.3%
NiSource, Inc.	6,338	292,942

Hand/Machine Tools - 0.3%
Techtronic Industries Co. Ltd. - ADR	4,296	319,622

Healthcare-Services - 0.8%
UnitedHealth Group, Inc.	2,093	795,989

Home Builders - 0.1%
Sekisui House Ltd. - ADR	6,320	132,467

Insurance - 5.3%
Allianz SE - ADR	17,222	762,762
AXA SA - ADR	32,751	1,508,184
Great-West Lifeco, Inc.	1,299	75,693
Manulife Financial Corp.	28,938	1,105,142
NN Group NV - ADR	11,662	488,288
Ping An Insurance Group Co. of China Ltd. - ADR	11,647	178,898
Prudential Financial, Inc.	1,283	129,121
Zurich Insurance Group AG - ADR	22,878	813,999
		5,062,087

Iron/Steel - 0.6%
Fortescue Ltd. - ADR	7,211	231,906
Nucor Corp.	1,475	368,750
		600,656

Machinery-Construction & Mining - 0.9%
Komatsu Ltd. - ADR	21,463	879,339

Media - 0.4%
Comcast Corp. - Class A	13,632	339,028

Mining - 2.8%
Anglogold Ashanti PLC	3,713	359,567
BHP Group Ltd. - ADR	4,894	435,125
Glencore PLC - ADR	13,315	201,855
Newmont Corp.	11,755	1,290,817
Rio Tinto PLC - ADR	3,987	424,177
		2,711,541

Miscellaneous Manufacturing - 0.3%
3M Co.	1,781	272,725

Office-Business Equipment - 0.3%
Canon, Inc. - ADR	9,002	239,273

Oil & Gas - 7.4%
BP PLC - ADR	10,130	424,143

Canadian Natural Resources Ltd.	4,433	201,125
Chevron Corp.	6,235	1,137,638
Eni SpA - ADR	12,466	650,227
EOG Resources, Inc.	3,135	418,146
Exxon Mobil Corp.	7,096	1,030,765
Repsol SA - ADR	21,205	547,513
Shell PLC - ADR	12,163	1,023,152
Suncor Energy, Inc.	4,907	306,000
TotalEnergies SE	9,958	869,533
Woodside Energy Group Ltd. - ADR	18,105	395,232
		7,003,474

Packaging & Containers - 0.2%
Amcor PLC	6,052	234,939

Pharmaceuticals - 7.8%
AbbVie, Inc.	3,733	812,749
AstraZeneca PLC	6,081	1,129,059
Bristol-Myers Squibb Co.	17,071	976,120
GSK PLC - ADR	20,128	1,017,269
Merck & Co., Inc.	13,508	1,603,670
Novartis AG - ADR	1,527	229,309
Pfizer, Inc.	34,605	905,959
Takeda Pharmaceutical Co. Ltd. - ADR	47,603	759,744
		7,433,879

Pipelines - 1.2%
ONEOK, Inc.	13,327	1,118,668

Private Equity - 0.1%
3i Group PLC - ADR	10,374	79,465

REITS - 1.3%
Annaly Capital Management, Inc.	54,571	1,192,376

Retail - 1.0%
Best Buy Co., Inc.	2,561	199,630
Cie Financiere Richemont SA - ADR	16,234	349,031
CK Hutchison Holdings Ltd. - ADR	16,302	145,577
Home Depot, Inc.	836	265,129
		959,367

Semiconductors - 5.2%
Analog Devices, Inc.	1,635	676,645
ASE Technology Holding Co. Ltd. - ADR	13,263	508,636
QUALCOMM, Inc.	5,340	1,340,447
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,689	1,962,112
Texas Instruments, Inc.	1,369	418,476
		4,906,316

Telecommunications - 3.1%
BCE, Inc.	14,713	369,443
Singapore Telecommunications Ltd. - ADR	10,604	360,006
TELUS Corp.	78,122	980,431
Verizon Communications, Inc.	5,385	257,457
Vodafone Group PLC - ADR	65,037	972,954
		2,940,291

Transportation - 2.1%
AP Moller - Maersk AS - ADR	12,408		152,494
United Parcel Service, Inc. - Class B	17,062		1,820,345
			1,972,839

Water - 0.3%
United Utilities Group PLC - ADR	7,102		257,803
TOTAL COMMON STOCKS (Cost $75,981,134)			85,163,377

EXCHANGE TRADED FUNDS - 9.4%	Shares		Value
iShares Emerging Markets Dividend ETF	84,564		2,880,250
State Street SPDR S&P Emerging Markets Dividend ETF	71,345		2,955,823
WisdomTree Emerging Markets High Dividend Fund	57,535		3,173,631
TOTAL EXCHANGE TRADED FUNDS (Cost $7,598,997)			9,009,704

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (b)	358,689		358,689
TOTAL MONEY MARKET FUNDS (Cost $358,689)			358,689

TOTAL INVESTMENTS - 99.3% (Cost $83,938,820)			94,531,770
Other Assets in Excess of Liabilities - 0.7%		0.00670	637,157
TOTAL NET ASSETS - 100.0%			$ 95,168,927

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI Enhanced Global Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 85,163,377	$ –	$ –	$ 85,163,377
Exchange Traded Funds	9,009,704	–	–	9,009,704
Money Market Funds	358,689	–	–	358,689
Total Investments	$ 94,531,770	$ –	$ –	$ 94,531,770

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 46,740,568	49.3%
United Kingdom	7,035,941	7.4
Canada	6,823,415	7.1
Italy	4,769,523	5.1
Japan	4,502,540	4.7
France	4,459,592	4.6
Spain	3,095,242	3.3
Germany	2,786,964	2.9
Switzerland	2,676,223	2.7
Taiwan	2,470,748	2.6
Singapore	1,253,343	1.3
China	1,233,513	1.4
Ireland	1,093,424	1.1
Australia	1,062,263	1.1
Netherlands	978,409	1.0
Hong Kong	862,475	0.8
Sweden	728,978	0.8
South Korea	701,762	0.8
Israel	324,647	0.3
Belgium	304,117	0.3
Denmark	296,345	0.4
Finland	194,035	0.2
Brazil	137,703	0.1
Other Assets in Excess of Liabilities	637,157	0.7
	$ 95,168,927	100.0%